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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450      Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(859) 957-1803

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

AlphaMark Large Cap Growth Fund A series of AlphaMark Investment Trust Semi-Annual Report February 29, 2016 (Unaudited)

ALPHAMARK LARGE CAP GROWTH FUND
PORTFOLIO INFORMATION
February 29, 2016 (Unaudited)

Sector Diversification (% of Net Assets)

Top Ten Equity Holdings
Security Description	% of Net Assets
Continental Resources, Inc.	4.3%
Total System Services, Inc.	4.0%
Flowserve Corp.	3.9%
Starwood Hotels & Resorts Worldwide, Inc.	3.6%
Tyson Foods, Inc. - Class A	3.6%
CenturyLink, Inc.	3.4%
Intercontinental Exchange, Inc.	3.4%
Centene Corp.	3.3%
General Motors Co.	3.3%
Delta Air Lines, Inc.	3.3%

ALPHAMARK LARGE CAP GROWTH FUND SCHEDULE OF INVESTMENTS February 29, 2016 (Unaudited)
Common Stocks — 99.5%	Shares	Value
Consumer Discretionary — 9.9%
Automobiles — 3.3%
General Motors Co.	23,125	$680,800

Hotels, Restaurants & Leisure — 3.6%
Starwood Hotels & Resorts Worldwide, Inc.	10,661	736,782

Specialty Retail — 3.0%
Ross Stores, Inc.	11,206	616,106

Consumer Staples — 9.9%
Food & Staples Retailing — 3.1%
Whole Foods Market, Inc.	19,934	624,133

Food Products — 3.6%
Tyson Foods, Inc. - Class A	11,313	732,517

Personal Products — 3.2%
Estée Lauder Cos., Inc. (The) - Class A	7,224	659,768

Energy — 9.4%
Oil, Gas & Consumable Fuels — 9.4%
Continental Resources, Inc. *	38,300	887,794
EOG Resources, Inc.	9,093	588,681
Tesoro Corp.	5,397	435,430
		1,911,905
Financials — 9.4%
Banks — 3.0%
Fifth Third Bancorp	39,930	609,332

Diversified Financial Services — 3.4%
Intercontinental Exchange, Inc.	2,871	684,618

Insurance — 3.0%
Fairfax Financial Holdings Ltd	1,175	621,575

Health Care — 12.8%
Biotechnology — 3.3%
Amgen, Inc.	4,687	666,867

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
Common Stocks — 99.5% (Continued)	Shares	Value
Health Care — 12.8% (Continued)
Health Care Providers & Services — 3.3%
Centene Corp. *	12,000	$683,520

Pharmaceuticals — 6.2%
Jazz Pharmaceuticals plc *	5,333	648,386
Mylan N.V. *	13,602	613,042
		1,261,428
Industrials — 13.4%
Airlines — 3.3%
Delta Air Lines, Inc.	13,924	671,693

Commercial Services & Supplies — 3.1%
Waste Management, Inc.	11,500	642,275

Electrical Equipment — 3.1%
Rockwell Automation, Inc.	6,078	632,659

Machinery — 3.9%
Flowserve Corp.	18,840	791,657

Information Technology — 22.0%
Electronic Equipment, Instruments & Components — 5.4%
Amphenol Corp. - Class A	10,192	540,890
IPG Photonics Corp. *	6,729	554,873
		1,095,763
Internet Software & Services — 2.5%
Akamai Technologies, Inc. *	9,329	503,486

IT Services — 4.0%
Total System Services, Inc.	19,000	828,020

Semiconductors & Semiconductor Equipment — 2.7%
Broadcom Ltd.	4,131	553,430

Software — 2.6%
Cadence Design Systems, Inc. *	24,228	522,113

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	5,152	498,147
EMC Corp.	18,791	491,009
		989,156

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
Common Stocks — 99.5% (Continued)	Shares	Value
Materials — 4.1%
Chemicals — 4.1%
Celanese Corp. - Series A	7,040	$424,794
Eastman Chemical Co.	6,508	417,488
		842,282
Telecommunication Services — 8.6%
Diversified Telecommunication Services — 8.6%
CenturyLink, Inc.	22,650	692,863
Verizon Communications, Inc.	10,812	548,493
Vonage Holdings Corp. *	96,486	518,130
		1,759,486

Total Common Stocks (Cost $18,197,857)		$20,321,371

Money Market Funds — 0.0% (a)	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.30% (b)	2,744	$2,744
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.42% (b)	915	915
Total Money Market Funds (Cost $3,659)		$3,659

Total Investments at Value — 99.5% (Cost $18,201,516)		$20,325,030

Other Assets in Excess of Liabilities — 0.5%		108,765

Total Net Assets — 100.0%		$20,433,795

*	Non-income producing security.
(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of February 29, 2016.
See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND STATEMENT OF ASSETS AND LIABILITIES February 29, 2016 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$18,201,516
At value (Note 2)	$20,325,030
Dividends receivable	17,581
Receivable for capital shares purchased	100,000
Other assets	26,032
TOTAL ASSETS	20,468,643

LIABILITIES
Payable for capital shares redeemed	20,271
Accrued advisory fees (Note 4)	1,467
Payable to administrator (Note 4)	5,660
Other accrued expenses	7,450
TOTAL LIABILITIES	34,848

NET ASSETS	$20,433,795

Net assets consist of:
Paid-in capital	$17,886,155
Distributions in excess of net investment income	(17,311)
Accumulated net realized gains from security transactions	441,437
Net unrealized appreciation on investments	2,123,514
NET ASSETS	$20,433,795

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,667,692

Net asset value, offering price and redemption price per share (a) (Note 2)	$12.25

(a)	Redemption price varies based on length of time shares are held.
See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND STATEMENT OF OPERATIONS For the Six Months Ended February 29, 2016 (Unaudited)
INVESTMENT INCOME
Dividend income	$167,950

EXPENSES
Investment advisory fees (Note 4)	110,708
Professional fees	20,496
Distribution fees (Note 4)	19,585
Fund accounting fees (Note 4)	16,109
Administration fees (Note 4)	12,000
Insurance expense	7,799
Registration and filing fees	7,546
Transfer agent fees (Note 4)	6,000
Trustees' fees (Note 4)	6,000
Custody and bank service fees	5,542
Printing of shareholder reports	3,363
Compliance service fees (Note 4)	3,000
Postage and supplies	2,101
Other expenses	3,649
TOTAL EXPENSES	223,898
Fee reductions by the Advisor (Note 4)	(57,837)
NET EXPENSES	166,061

NET INVESTMENT INCOME	1,889

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	1,118,174
Net change in unrealized appreciation (depreciation) on investments	(1,917,234)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(799,060)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(797,171)

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
FROM OPERATIONS
Net investment income (loss)	$1,889	$(31,078)
Net realized gains from security transactions	1,118,174	3,201,716
Net change in unrealized appreciation (depreciation) on investments	(1,917,234)	(4,293,317)
Net decrease in net assets from operations	(797,171)	(1,122,679)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(19,200)	(8,077)
From net realized gains	(3,582,100)	(2,706,277)
Decrease in net assets resulting from distributions to shareholders	(3,601,300)	(2,714,354)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,652,366	3,870,311
Net asset value of shares issued in reinvestment of distributions to shareholders	3,601,300	2,714,354
Proceeds from redemption fees collected (Note 2)	3,311	51
Payments for shares redeemed	(4,083,548)	(3,679,391)
Net increase in net assets from capital share transactions	2,173,429	2,905,325

TOTAL DECREASE IN NET ASSETS	(2,225,042)	(931,708)

NET ASSETS
Beginning of period	22,658,837	23,590,545
End of period	$20,433,795	$22,658,837

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(17,311)	$—

CAPITAL SHARE ACTIVITY
Shares sold	194,509	239,958
Shares reinvested	281,351	171,361
Shares redeemed	(320,027)	(223,344)
Net increase in shares outstanding	155,833	187,975
Shares outstanding at beginning of period	1,511,859	1,323,884
Shares outstanding at end of period	1,667,692	1,511,859

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND FINANCIAL HIGHLIGHTS Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value at beginning of period	$14.99		$17.82		$14.98	$13.76	$12.60	$11.19

Income (loss) from investment operations:
Net investment income (loss)	0.00	(a)	(0.02)		0.01	(0.01)	(0.01)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.42)		(0.73)		4.24	2.45	1.70	1.86
Total from investment operations	(0.42)		(0.75)		4.25	2.44	1.69	1.82

Less distributions:
From net investment income	(0.01)		(0.00	)(a)	—	—	—	—
From net realized gains	(2.31)		(2.08)		(1.41)	(1.22)	(0.53)	(0.41)
Total distributions	(2.32)		(2.08)		(1.41)	(1.22)	(0.53)	(0.41)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$12.25		$14.99		$17.82	$14.98	$13.76	$12.60

Total return (b)	(3.43%	)(c)	(4.82%)		29.59%	19.29%	14.03%	16.15%

Net assets at end of period (000’s)	$20,434		$22,659		$23,591	$18,858	$17,115	$15,856

Ratio of total expenses to average net assets	2.03	%(d)	1.88%		1.94%	2.03%	2.11%	2.08%

Ratio of net expenses to average net assets (e)	1.50	%(d)	1.50%		1.50%	1.50%	1.50%	1.50%

Ratio of net investment income (loss) to average net assets (e)	0.02	%(d)	(0.13%)		0.04%	(0.06%)	(0.08%)	(0.35%)

Portfolio turnover rate	40	%(c)	43%		30%	40%	52%	47%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not Annualized
(d)	Annualized
(e)	Ratio was determined after advisory fee reductions (Note 4).
See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

1.	Organization

AlphaMark Large Cap Growth Fund (the “Fund”) is a no-load, diversified series of AlphaMark Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated June 24, 2008. The public offering of shares of the Fund commenced on October 31, 2008.

The investment objective of the Fund is long-term growth of capital.

2.	Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,321,371	$—	$—	$20,321,371
Money Market Funds	3,659	—	—	3,659
Total	$20,325,030	$—	$—	$20,325,030

See the Fund’s Schedule of Investments for a listing of the common stocks by industry type.

The Fund did not have any transfers into and out of any Level as of February 29, 2016. The Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 1.5%, payable to the Fund, if redeemed within sixty days of the date of purchase. During the periods ended February 29, 2016 and August 31, 2015, proceeds from redemption fees totaled $3,311 and $51, respectively.

Security transactions and investment income – Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to shareholders – Dividends arising from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid to shareholders of the Fund during the periods ended February 29, 2016 and August 31, 2015 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
2/29/16	$ 362,948	$ 3,238,352	$ 3,601,300
8/31/15	$ 75,555	$ 2,638,799	$ 2,714,354

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following is computed on a tax basis for each item as of February 29, 2016:

Cost of portfolio investments	$18,201,516
Gross unrealized appreciation	$3,374,836
Gross unrealized depreciation	(1,251,322)
Net unrealized appreciation	2,123,514
Late-year ordinary loss	(17,311)
Other gains	441,437
Accumulated earnings	$2,547,640

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Fund’s current and all open tax years (tax years ended August 31, 2013 through August 31, 2015).

During the six months ended February 29, 2016, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the six months ended February 29, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

Cost of purchases of investment securiites	$8,608,921
Proceeds from sales of investment securities	$9,487,393

4.	Transactions with Related Parties

The President of AlphaMark Advisors, LLC (the “Advisor”), the investment advisor to the Fund, is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent, and fund accounting agent, and Ultimus Fund Distributors, LLC, the Fund’s principal underwriter and an affiliate of Ultimus.

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an interested person of the Trust receives an annual retainer of $2,000 and a fee of $500 for each Board meeting attended, plus reimbursement of travel and other expenses incurred in attending meetings, if any.

The Chief Compliance Officer (the “CCO”) of the Trust is an employee of the Advisor. The Fund reimburses the Advisor $6,000 annually for the services provided by the CCO to the Trust.

INVESTMENT ADVISORY AGREEMENT

Under the terms of an Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. The Fund pays the Advisor an investment advisory fee computed at the annual rate of 1.00% of its average daily net assets.

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Advisor has contractually agreed, until at least December 31, 2016, to reduce its investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to limit the Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 1.50% of its average daily net assets. Pursuant to this agreement, the Advisor reduced its fees by $57,837 during the six months ended February 29, 2016. Any fee reductions by the Advisor are subject to repayment by the Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the 1.50% expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. As of February 29, 2016, the Advisor may in the future recover fee reductions totaling $286,113. The Advisor may recover these amounts no later than the dates stated below:

August 31, 2016	$44,970
August 31, 2017	92,023
August 31, 2018	91,283
February 28, 2019	57,837
$286,113

OTHER SERVICE PROVIDERS

Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, the Fund pays Ultimus fees in accordance with the terms of the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION PLAN

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) which allows the Fund to incur expenses related to the distribution of its shares. The annual fees payable under the Plan may not exceed an amount equal to 0.25% of the Fund’s average daily net assets. During the six months ended February 29, 2016, the total expenses incurred pursuant to the Plan were $19,585.

5. Principal Owner of Fund Shares

As of February 29, 2016, Charles Schwab & Co., Inc., for the benefit of its customers, owned of record 96% of the outstanding shares of the Fund.

6. Derivatives Transactions

The Fund did not engage in any transactions in derivatives during the six months ended February 29, 2016.

ALPHAMARK LARGE CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

ALPHAMARK LARGE CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses. These ongoing costs, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2015) and held until the end of the period (February 29, 2016).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund did not impose any sales loads. However, a redemption fee of 1.5% is applied on the sale of shares redeemed within sixty days of the date of purchase. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

ALPHAMARK LARGE CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 965.70	$7.33
Based on Hypothetical 5% Return	$ 1,000.00	$ 1,017.40	$7.52

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

ALPHAMARK LARGE CAP GROWTH FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-420-3350. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Rev. October 2010 Privacy Notice

FACTS	WHAT DOES THE ALPHAMARK INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number
▪ Assets
▪ Retirement Assets
▪ Transaction History
▪ Checking Account Information
▪ Purchase History
▪ Account Balances
▪ Account Transactions
▪ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the AlphaMark Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the AlphaMark Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-420-3350

Who we are
Who is providing this notice?	AlphaMark Investment Trust AlphaMark Advisors, LLC (Advisor) Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the AlphaMark Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the AlphaMark Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tells us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪ AlphaMark Advisors, LLC, the investment advisor to the AlphaMark Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The AlphaMark Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The AlphaMark Investment Trust does not jointly market.

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ALPHAMARK INVESTMENT TRUST
Investment Adviser

AlphaMark Advisors, LLC
250 Grandview Drive, Suite 175
 Fort Mitchell, Kentucky 41017

Administrator

Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
 1-866-420-3350

Legal Counsel

Sullivan & Worcester LLP
One Post Office Square
 Boston, Massachusetts 02109

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
 Cincinnati, Ohio 45246

Custodian

US Bank NA
425 Walnut Street
 Cincinnati, OH 45202

Board of Trustees

John W. Hopper, Jr., Chairman
T. Brian Brockhoff
 Michael L. Simon

Officers

Michael L. Simon, President
Christian A. Lucas, Vice President
Robert G. Dorsey, Vice President
Theresa M. Bridge, Treasurer
Wade R. Bridge, Secretary
 Anne M. Haggerty, Chief Compliance Officer

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	May 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	May 2, 2016

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	May 2, 2016

* Print the name and title of each signing officer under his or her signature.